Principal Exchange-Traded Funds

711 High Street, Des Moines, IA 50392

515 247 5111 tel

February 9, 2022

Via EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington D.C. 20549

Re:	Principal Exchange-Traded Funds
File Numbers 333-201935, 811-23029
Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A

Dear SEC Reviewer:

Principal Exchange-Traded Funds (the "Registrant") is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), with the Securities and Exchange Commission (the "Commission"), post- effective amendment number 103 to the Registrant's registration statement on Form N-1A under the 1933 Act (post- effective amendment number 105 under the Investment Company Act of 1940) (the "Amendment").

The Registrant is filing the Amendment to add the Principal Real Estate Active Opportunities ETF.

The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, expense information and portfolio manager information.

The Amendment consists of a Facing Page; Part A - a prospectus for the above-listed ETF; Part B - a Statement of Additional Information for the above-listed ETF; Part C; and signature pages.

Please call me at 515-235-1209 if you have any questions.

Sincerely,

/s/ Britney Schnathorst

Britney Schnathorst

Assistant Counsel, Registrant

Attachments